Fair Value (Other Assumptions) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deposits
Carrying amount of time deposits	$ 2,068,184,000	$ 2,188,803,000
Fair Value, Inputs, Level 3
Loans
Carrying amount of fixed rate performing loans	1,203,381,000	1,363,313,000
Estimated fair value of fixed rate performing loans	1,100,848,000	1,323,223,000
Deposits
Carrying amount of time deposits	2,068,184,000	2,188,803,000
Estimated fair value of time deposits	2,076,231,000	2,186,547,000
Fair Value, Inputs, Level 2
Other borrowed funds
Carrying amount of the long-term FHLB borrowings	10,944,000	$ 436,138,000
Estimated fair value of long-term FHLB borrowings	$ 10,944,000